Notes and Loans Payable	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes and Loans Payable [Abstract]
NOTES AND LOANS PAYABLE

NOTE 10 – NOTES AND LOANS PAYABLE

The notes balance consisted of the following at June 30, 2023 and September 30, 2022

	June 30, 2023	September 30, 2022
Principal loans and notes	$704,967	$615,500
Discounts	(31,091)	(270,064)
Total	673,876	345,436
Less Current portion	(523,876)	(217,897)
Non-current	$150,000	$127,539

For the nine months ended June 30, 2023 and 2022, amortization of debt discount on the above notes amounted to $276,972 and $45,816, respectively.

On June 17, 2020, the Company through Howco, entered into a loan directly with the Small Business Administration for $150,000. The loan term is thirty years and begins amortization one year from the date of promissory note to be issued upon funding. Amortization payments are $731 per month and include interest and principal of 3.75% from the date of funding. The loan is secured by the assets of Howco. As of June 30, 2023 and September 30, 2022, the principal balance is $150,000. As of June 30, 2023 and September 30, 2022, $0, and $22,461 respectively, is classified as current.

During the year ended September 30, 2021, the Company issued seven notes payable totaling $17,500. The notes were issued for monthly fees ($2,500) for a service vendor and are issued the first day of the month and each has one year maturity and does not bear interest. The service arrangement was terminated in April 2021, with $17,500 owed as of June 30, 2023, and September 30, 2022.

On July 1, 2022, the Company entered into a Securities Purchase Agreement with Trillium Partners, LP (“Trillium”). Under the terms of the SPA, Trillium agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matures on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant to purchase 1,120,000 shares of common stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,846 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment (see Note 11), the default interest rate still applies and now the note accrues interest of 22% and the payments are due upon the notes maturity. Total accrued interest at June 30, 2023 and September 30, 2022 was $33,832 and $10,923, respectively. On October 25, 2022, the Company repaid $50,000 of the July merchant financing arrangement. The payment was applied to the Trillium LP notes’ accrued interest and principal bringing its principal balance to $183,259, at June 30, 2023.

On July 1, 2022, the Company entered into a Securities Purchase Agreement with JP Carey Limited Partners, LP (“JPC”). Under the terms of the SPA, JPC agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matures on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant to purchase 1,120,000 shares of common stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,845 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment (see Note 11), the default interest rate still applies and now the note accrues interest of 22%, and the payments are due upon the notes maturity. Total accrued interest at June 30, 2023 and September 30, 2022 was $47,781 and $10,923, respectively.

On April 28, 2023, Howco executed a sale of receivables agreement with Itria Ventures LLC (“Itria Ventures”), Itria funded $125,000, which included fees of $6,750 withheld for a net payment to Howco of $118,250. Itria will withdraw weekly repayments of $3,255.21 for 48 weeks. The total repayments is $156,250, including interest totaling $31,250. The Company recognized a total of $38,000 of debt discount related to this agreement to be amortized over the term of the receivable agreement. During the nine months ended June 30, 2023, the Company repaid $26,042. As of June 30, 2023, loan balance to Itria amounted to $99,117, net of unamortized debt discount of $31,091.

NOTE 11 – NOTES AND LOANS PAYABLE

The notes balance consisted of the following at September 30, 2022 and 2021:

	September 30, 2022	September 30, 2021
Principal loans and notes	$615,500	$519,054
Discounts	(270,064)	(45,816)
Total	345,436	473,238
Less Current portion	(217,897)	(170,036)
Non-current	$127,539	$303,202

For the years ended September 30, 2022 and 2021, amortization of debt discount on the above notes amounted to $135,506 and $149,614, respectively.

On June 1, 2018 the Company entered into a consulting and services arrangement with Livingston Asset Management. The arrangement provides for financial management services including accounting and related periodic reporting among other advisory services. The agreement was amended on July 1, 2019 regard payment terms. Under the amended agreement the Company will issue to Livingston Asset Management Fee Notes having principal of $17,000, interest of 10% per annum, maturity of six or seven months. The Company will also pay $3,000 in cash due on the first of each month. Following the assignments during fiscal year 2020, to Alpha Capital Anstalt and TBV LLC, the principal and accrued interest of the promissory notes described below, held by Livingston totaled, $85,000 and $6,760, respectively at September 30, 2020.

During the year ended September 30, 2021, the conversion terms associated with the original October, November, December and January notes below were reinstated and the notes and accrued interest of $7,168, were converted into shares of common stock. The February note was forgiven by Livingston as of September 30, 2021. Following conversions, forgiveness and reclassification, the principal balance was $0, as of September 30, 2021.

On October 1, 2019, the Company issued a promissory note to Livingston Asset Management LLC, for $17,000, under the terms of the agreement above. The note is now in default and there are no cross-default provisions in the note. The principal amount was charged to professional fees on the issuance date. The note bears interest at 10% and matures in year. At September 30, 2020, accrued interest was $1,637. Conversion terms of the original note were reinstated and the note and accrued interest of $1,924 were fully converted into common stock during the year ended September 30, 2021. $17,000 was charged to loss on debt extinguishment due to reinstatement of conversion feature treated as stock settled debt in accordance with ASC 480.

On November 1, 2019, the Company issued a promissory note to Livingston Asset Management LLC, for $17,000, under the terms of the agreement above. The note is now in default and there are no cross-default provisions in the note. The principal amount was charged to professional fees on the issuance date. The note bears interest at 10% and matures in year. At September 30, 2020, accrued interest was $1,495. Conversion terms were reinstated and the note and accrued interest of $1,779 were fully converted into common stock during the year ended September 30, 2021. $17,000 was charged to loss on debt extinguishment due to reinstatement of conversion feature treated as stock settled debt in accordance with ASC 480.

On December 1, 2019, the Company issued a promissory note to Livingston Asset Management LLC, for $17,000, under the terms of the agreement above. The note is now in default and there are no cross-default provisions in the note. The principal amount was charged to professional fees on the issuance date. The note bears interest at 10% and matures in six months. At September 30, 2020, accrued interest was $1,353. Conversion terms were reinstated and the note and accrued interest of $1,770 were fully converted into common stock during the year ended September 30, 2021. $17,000 was charged to loss on debt extinguishment due to reinstatement of conversion feature treated as stock settled debt in accordance with ASC 480.

On January 1, 2020, the Company issued a promissory note to Livingston Asset Management LLC, for $17,000, under the terms of the agreement above. The note is now in default and there are no cross-default provisions in the note. The principal amount was charged to professional fees on the issuance date. The note bears interest at 10% and matures in six months. The note principal balance was $17,000 at September 30, 2020 and accrued interest was $1,209. During the year ended September 30, 2021, the principal and accrued interest were fully converted following an amendment to reinstate the original conversion terms.

On February 1, 2020, the Company issued a promissory note to Livingston Asset Management LLC, for $17,000, under the terms of the agreement above. The note is now in default and there are no cross-default provisions in the note. The principal amount was charged to professional fees on the issuance date. The note bears interest at 10% and matures in year The note principal of $17,000 and accrued interest of $1,491 were forgiven at September 30, 2021 and a gain on debt extinguishment was recognized for $18,491.

On April 7, 2020, the Company through Howco, entered into a bank loan which is guaranteed by the Small Business Administration under the Paycheck Protection Plan for $220,710. The loan has a maturity of 24 months and an interest rate of .98%, which starts accruing on April 7, 2020. The loan will be forgiven provided the terms of forgiveness upon submission of a valid application for loan forgiveness when approved by the agent bank. The terms call for Howco to use 75% of the funded amount for payroll costs. Howco has put in place controls designed to ensure compliance with the terms of forgiveness. On January 20, 2021 the Company was notified by its bank that the Small Business Administration authorized full forgiveness of its Paycheck Protection Program Loan in the amount of $220,710. The forgiveness of debt was recognized as a gain on debt extinguishment for the amount forgiven.

On June 2, 2020, the Company entered into a financing arrangement through its subsidiary Howco with I Financial Business Loans, LLC. Howco received $150,000, net of discounts totaling $60,000, less legal and underwriting fees of $3,750 and prior loan payoff amount of $40,975. A total of $210,000 was to be paid by direct debit of Howco’s bank account of $854, for 245 daily installments payments. The Company will recognize a principal amount of $210,000 with debt discounts of $63,750, and liquidate the principal balance and related discounts from the 2019 financing. The Company’s CEO is a personal guarantor on financing facility. At September 30, 2020, the principal balance was $140,854, with unamortized debt discount of $28,944, having a net balance of $111,910. As of December 31, 2020, the principal balance was $87,927, with unamortized debt discount of $11,473, having a net balance of $76,454. The balance of $75,975 on January 26, 2021 was fully liquidated upon funding of the IOU note discussed below.

On June 17, 2020, the Company through Howco, entered into a loan directly with the Small Business Administration for $150,000. The loan term is thirty years and begins amortization one year from the date of promissory note to be issued upon funding. Amortization payments are $731 per month and include interest and principal of 3.75% from the date of funding. The loan is secured by the assets of Howco. As of September 30, 2022 and September 30, 2021, the principal balance is $150,000. As of September 30, 2022, $22,461 is classified as current.

On August 25, 2020, the Company entered into a financing arrangement through its subsidiary Howco with IOU Central Inc. Howco received $199,405 less fees of $595 and Original Issue Discount of $22,000 and deferred finance charges of $47,606, for a total of $70,201 to be amortized over the term of the note. A total of $269,606 was to be paid by direct debit of Howco’s bank account of $5,173, for 52 weekly payments and 1 payment of $620. The Company recognized a principal amount of $269,606 with debt discounts of $70,201. The Company’s CEO is a personal guarantor on financing facility. At September 30, 2020, the principal balance was $243,742, with unamortized debt discount of $58,110 having a net balance of $185,632. As of December 31, 2020 the principal balance was $176,495, with unamortized debt discount of $26,544 having a net balance of $149,951. The principal balance of $152,318 on January 26, 2021 was fully liquidated upon funding of the IOU note discussed below.

On September 11, 2020, the Company issued a promissory note in the amount of $150,000 to Trillium Partners LP and received the full amount of the note in cash. The note includes cross-default provisions. The note matured on June 30, 2021 and bears interest of 2%. The principal balance was $150,000 at September 30, 2020. During the year ended September 30, 2021 the Company repaid $70,000 of note principal, and Trillium forgave $50,000 bringing the balance to $30,000 with accrued interest of $2,260. Default was given forbearance on the maturity date. On September 30, 2021, the Company repaid the principal balance and accrued interest.

On January 26, 2021, the Company entered into a financing arrangement through its subsidiary Howco with IOU Central Inc. Howco received $121,707, net of discounts totaling $119,929 fees of $595 and prior loan payoff amounts of $75,975 (FORA) and $152,318 (IOU prior note). A total of $462,524 will be paid by direct debit of Howco’s bank account of $8,895, for 51 weekly payments and a final payment of $8,894. The Company recognized a principal amount of $462,524 with debt discounts of $119,929, and liquidated the principal balance and related discounts from the FORA and IOU prior notes. The Company’s CEO is a personal guarantor on financing facility. As of September 30, 2021, the principal balance is $140,449, with unamortized debt discount of $36,142, having a net balance of $104,307. As of September 30, 2022, the principal balance is $0, and the debt discount was fully amortized.

On January 29, 2021, the Company issued a promissory note in the amount of $95,000 to Trillium Partners LP and received cash amounting to $93,692, and OID of $1,308. The note includes cross-default provisions. The note matured on July 31, 2021 and bears interest of 2%. The principal balance of $95,000 and accrued interest of $790 were forgiven during the year ended September 30, 2021. The Company recognized a gain on debt extinguishment equal to the principal and interest forgiven.

On February 3, 2021, the Company issued a promissory note in the amount of $75,000 to Trillium Partners LP and received cash amounting to $73,085, and OID of $1,915. The note includes cross-default provisions. The note matured on July 31, 2021 and bears interest of 2%. The principal balance of $75,000 and accrued interest of $604 were forgiven during the year ended September 30, 2021. The Company recognized a gain on debt extinguishment equal to the principal and interest forgiven.

On March 30, 2021, the Company entered into a financing arrangement through its subsidiary Howco with ODK Capital, LLC. Howco received $83,000 less fees of $2,075 and Original Issue Discount of $29,631 to be amortized over the term of the note. A total of $112,631 will be paid by direct debit of Howco’s bank account of $2,166, for 52 weekly payments. The Company recognized a principal amount of $112,631, $2,075 charged to expense and debt discounts of $29,631. The Company’s CEO is a personal guarantor of the financing facility. As of September 30, 2021 the principal balance is $56,315, with unamortized debt discount of $9,674 having a net balance of $46,641. As of September 30, 2022, the principal balance is $0, and the debt discount was fully amortized.

In March 2021, the Company through Howco, entered into a bank loan which is guaranteed by the Small Business Administration under the Paycheck Protection Plan for $154,790. The loan has a maturity of sixty months and an interest rate of .98%. The loan will be forgiven provided the terms of forgiveness upon submission of a valid application for loan forgiveness when approved by the agent bank. The terms call for Howco to use the funds for specified purposes. Howco has put in place controls designed to ensure compliance with the terms of forgiveness. The Company received an email notification from the SBA bank agent forgiving the full amount which, has been recognized as gain on debt extinguishment.

During the year ended September 30, 2021, the Company issued seven notes payable totaling $17,500. The notes were issued for monthly fees ($2,500) for a service vendor and are issued the first day of the month and each has one year maturity and does not bear interest. The service arrangement was terminated in April 2021, with $17,500 owed as of September 30, 2021 and 2022.

On July 1, 2022, the “Company entered into a Securities Purchase Agreement with Trillium Partners, LP (“Trillium”). Under the terms of the SPA, Trillium agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matures on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant for the purchase of 1,120,000 shares of Common Stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,846 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment (see Note 12) the default interest rate still applies and now the note accrues interest of 22% and the payments are due upon the notes maturity. Total accrued interest at September 30, 2022 is $10,923.

On July 1, 2022, the “Company entered into a Securities Purchase Agreement with JP Carey Limited Partners, LP (“JPC”). Under the terms of the SPA, JPC agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matures on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant for the purchase of 1,120,000 shares of Common Stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,845 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment (see Note 12) the default interest rate still applies and now the note accrues interest of 22%, and the payments are due upon the notes maturity. Total accrued interest at September 30, 2022 is $10,923.